Net Income Attributable to Canon Inc. Stockholders per Share (Tables)	12 Months Ended
Dec. 31, 2013
Reconciliation of Basic and Diluted Net Income Attributable to Canon Inc. Stockholders Per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. stockholders per share computations is as follows:

	Years ended December 31
	2013	2012	2011
	(Millions of yen)
Net income attributable to Canon Inc.	¥230,483	¥224,564	¥248,630

	(Number of shares)
Average common shares outstanding	1,147,933,835	1,173,647,835	1,215,832,419
Effect of dilutive securities:
Stock options	8,466	20,574	60,552

Diluted common shares outstanding	1,147,942,301	1,173,668,409	1,215,892,971

	(Yen)
Net income attributable to Canon Inc. stockholders per share:
Basic	¥200.78	¥191.34	¥204.49
Diluted	200.78	191.34	204.48